Share Based Compensation	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
11.	SHARE BASED COMPENSATION

2025 Equity Incentive Plan

Effective on May 9, 2025, the board of directors of the Company approved the 2025 Equity Incentive Plan (the “Plan”), to attract and retain the best available personnel for positions of responsibility with the Group, to provide additional incentives to them and align their interests with those of the Company’s shareholders, and to thereby promote the Group’s long-term business success. On May 28, 2025, 5,352,621 Class A ordinary shares, par value HK$0.0001 per share, with no vesting conditions were granted to the best available personnel. The estimated fair value of Class A ordinary shares granted under 2025 Equity Incentive Plan were the closing prices prevailing on the grant date. On June 3, 2025, the Group issued 5,352,621 Class A ordinary shares to these personnel.

A summary of activities of the restricted shares for the six months ended June 30, 2025 is as follow:

Number of nonvested restricted shares
Unvested on December 31, 2024	-
Granted	5,353
Vested	(5,353)
Unvested on June 30, 2025	-

Share-based compensation expenses of $8,645 were recognized for the Plan during the six months ended June 30, 2025. As of June 30, 2025, there was no unrecognized share-based compensation expenses in relation to the Plan.

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
General and administrative expenses	$-	$4,123
Research and development expenses	-	4,522
Total	$-	$8,645